Options (Details) - $ / shares	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017
Stock Option Transactions [Abstract]
Outstanding, beginning of period, (in Shares)			5,828,112	5,392,460
Exercised (in Shares)	0	0	0	(7,000)
Expired (in Shares)			(158,277)	(2,155)
Forfeiture (in Shares)			(56,666)	0
Balance at end of period (in Shares)	5,613,169	5,383,305	5,613,169	5,383,305
Options exercisable, end of year (in Shares)	5,062,782	4,387,455	5,062,782	4,387,455
Outstanding, beginning of period,			$ 3.20	$ 3.48
Exercised			.00	2.32
Expired			5.42	67.97
Forfeiture			1.19	.00
Balance at end of period	$ 3.15	$ 3.45	3.15	3.45
Options exercisable, end of year	3.24	3.46	3.24	3.46
Outstanding, beginning of period,			1.72	1.88
Exercised			.00	1.20
Expired			3.92	52.48
Forfeiture			1.02	.00
Balance at end of period	$ 1.66	$ 1.86	1.66	1.86
Options exercisable, end of year			$ 1.72	$ 1.94